Revenue and Related Matters - Costs to Obtain a Contract (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capitalized Contract Cost [Roll Forward]
Balance at December 31 of prior year	$ 288	$ 377	$ 377	$ 440	$ 248
Capitalization of costs to obtain a contract	237	414	528	1,387	905
Recognition of costs to obtain a contract	(260)	(491)	(617)	(1,450)	(713)
Balance at September 30	$ 265	$ 300	$ 288	$ 377	$ 440